DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
DEBT

(in thousands of $)	2013	2012
8.52% Term Loans due 2015	5,970	8,954
Less: current portion	(2,984)	(2,984)
	2,986	5,970

The outstanding debt as of December 31, 2013 is repayable as follows;

(in thousands of $)
Year ending December 31,
2014	2,984
2015	2,986
2016	—
2017	—
2018	—
Thereafter	—
Total debt	5,970

The Term Loans bear interest at a rate of 8.52% per annum. Interest is payable semi-annually on April 1 and October 1 each year. Principal is repayable on the Term Loans in accordance with a sinking fund schedule. The Term Loans notes include certain covenants such as restriction on the payment of dividends and making additional loans or advances to affiliates.  At December 31, 2013, the Company was in compliance with these covenants.

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.